Leases - As a Lessor (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Operating leases
Lease revenue	€ 463	€ 673	€ 673
Income from leases not recognised as revenue	38	37	36
Committed operating lease payments due to the Group as a lessor	491	444	1,455
Within one year
Operating leases
Committed operating lease payments due to the Group as a lessor	296	275	487
In one to two years
Operating leases
Committed operating lease payments due to the Group as a lessor	121	114	234
In two to three years
Operating leases
Committed operating lease payments due to the Group as a lessor	29	30	153
In three to four years
Operating leases
Committed operating lease payments due to the Group as a lessor	16	14	126
In four to five years
Operating leases
Committed operating lease payments due to the Group as a lessor	9	7	113
In more than five years
Operating leases
Committed operating lease payments due to the Group as a lessor	€ 20	€ 4	€ 342